Accounts Receivable, Net of Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Net of Allowance for Doubtful Accounts
4. Accounts receivable, net of allowance for doubtful accounts
Accounts receivable, net of allowance for doubtful accounts by the Group consist of the following:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Accounts receivable	780,431	255,251
Less: allowance for doubtful accounts	(3,169)	(4,584)

Accounts receivable, net	777,262	250,667

The following table summarizes the movement of the Group’s provision for doubtful accounts:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Balance at the beginning of the year	1,724	3,169
Provision for doubtful accounts	1,445	1,415

Balance at the end of the year	3,169	4,584